Junior Subordinated Debt Securities (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debt Securities [Abstract]
Outstanding Junior Subordinated Debt Securities

Issuer	Issue Date	Face Value	Interest Rate (2)	Scheduled Redemption Date	Interest Rate Subsequent to Scheduled Redemption Date (3)	Final Maturity	Carrying Value at December 31,
							2011	2010
		(In millions)					(In millions)
MetLife, Inc.	July 2009	$500	10.750%	August 2039	LIBOR +7.548%	August 2069	$500	$500
MetLife Capital Trust X (1)	April 2008	$750	9.250%	April 2038	LIBOR +5.540%	April 2068	750	750
MetLife Capital Trust IV (1)	December 2007	$700	7.875%	December 2037	LIBOR +3.960%	December 2067	694	694
MetLife, Inc.	December 2006	$1,250	6.400%	December 2036	LIBOR +2.205%	December 2066	1,248	1,247

							$3,192	$3,191

(1)

MetLife Capital Trust X and MetLife Capital Trust IV are VIEs which are consolidated in the financial statements of the Company. The securities issued by these entities are exchangeable surplus trust securities, which will be exchanged for a like amount of MetLife, Inc.’s junior subordinated debt securities on the scheduled redemption date; mandatorily under certain circumstances, and at any time upon MetLife, Inc. exercising its option to redeem the securities. The exchangeable surplus trust securities are classified as junior subordinated debt securities for purposes of financial statement presentation.

(2)	Prior to the scheduled redemption date, interest is payable semiannually in arrears.

(3)

In the event the securities are not redeemed on or before the scheduled redemption date, interest will accrue after such date at an annual rate of three-month LIBOR plus a margin, payable quarterly in arrears.